Form N-1A Supplement	Feb. 28, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated October 31, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares 0-3 Month Treasury Bond ETF (SGOV) and
iShares Short Treasury Bond ETF (SHV)
(each, a “Fund” and collectively, the “Funds”)
Effective on or around December 10, 2025, the following name change will be effective:

Current Fund Name	New Fund Name

iShares Short Treasury Bond ETF	iShares 0–1 Year Treasury Bond ETF
In addition, effective after the October 31, 2025 rebalancing, the Underlying Index of each Fund, as such term is defined in each Fund’s Summary Prospectus and Prospectus, will reinvest cash flows from coupon payments and the proceeds of maturing component securities prior to the next rebalancing. Prior to October 31, 2025, the Underlying Index of each Fund did not reinvest the cash flows. Accordingly, the following strategy changes are effective immediately:
•	The third paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for SGOV is deleted in its entirety.
•	The following is added as the new third paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for each Fund:
•
The Underlying Index’s cash from coupon payments and the proceeds of maturing component securities will receive a return equal to that of the ICE US 1-Month Treasury Bill Index from the point of which cash is received until the end of the month. The Underlying Index’s cash position is treated as cash and cash equivalents by the Fund, so the Fund may have material positions in cash and cash equivalents, including money market funds. Prior to October 31, 2025, the cash from coupon payments and the proceeds of maturing component securities did not earn any reinvestment income.

If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short Treasury Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated October 31, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Short Treasury Bond ETF (SHV)
(each, a “Fund” and collectively, the “Funds”)
Effective on or around December 10, 2025, the following name change will be effective:

Current Fund Name	New Fund Name

iShares Short Treasury Bond ETF	iShares 0–1 Year Treasury Bond ETF
In addition, effective after the October 31, 2025 rebalancing, the Underlying Index of each Fund, as such term is defined in each Fund’s Summary Prospectus and Prospectus, will reinvest cash flows from coupon payments and the proceeds of maturing component securities prior to the next rebalancing. Prior to October 31, 2025, the Underlying Index of each Fund did not reinvest the cash flows. Accordingly, the following strategy changes are effective immediately:
•	The following is added as the new third paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for each Fund:
•
The Underlying Index’s cash from coupon payments and the proceeds of maturing component securities will receive a return equal to that of the ICE US 1-Month Treasury Bill Index from the point of which cash is received until the end of the month. The Underlying Index’s cash position is treated as cash and cash equivalents by the Fund, so the Fund may have material positions in cash and cash equivalents, including money market funds. Prior to October 31, 2025, the cash from coupon payments and the proceeds of maturing component securities did not earn any reinvestment income.

If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 0-3 Month Treasury Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated October 31, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares 0-3 Month Treasury Bond ETF (SGOV) and
(each, a “Fund” and collectively, the “Funds”)
In addition, effective after the October 31, 2025 rebalancing, the Underlying Index of each Fund, as such term is defined in each Fund’s Summary Prospectus and Prospectus, will reinvest cash flows from coupon payments and the proceeds of maturing component securities prior to the next rebalancing. Prior to October 31, 2025, the Underlying Index of each Fund did not reinvest the cash flows. Accordingly, the following strategy changes are effective immediately:
•	The third paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for SGOV is deleted in its entirety.
•	The following is added as the new third paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for each Fund:
•
The Underlying Index’s cash from coupon payments and the proceeds of maturing component securities will receive a return equal to that of the ICE US 1-Month Treasury Bill Index from the point of which cash is received until the end of the month. The Underlying Index’s cash position is treated as cash and cash equivalents by the Fund, so the Fund may have material positions in cash and cash equivalents, including money market funds. Prior to October 31, 2025, the cash from coupon payments and the proceeds of maturing component securities did not earn any reinvestment income.

If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.